Employee Benefit Plans (Plans With Accumulated Benefit Obligation In Excess Of Plan Assets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	$ (936.4)	$ (806.0)
Accumulated benefit obligation	(925.1)	(796.7)
Fair value of plan assets	821.3	706.4
U.S. Pension Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	(860.8)	(767.9)
Accumulated benefit obligation	(854.9)	(759.9)
Fair value of plan assets	762.2	677.4
Non-U.S. Pension Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	(75.6)	(38.1)
Accumulated benefit obligation	(70.2)	(36.8)
Fair value of plan assets	$ 59.1	$ 29.0